T. ROWE PRICE Tax-Free Short-Intermediate Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.8%
ALABAMA 2.6%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  8,225 8,097
Black Belt Energy Gas Dist., VRDN, 4.00%, 10/1/52 (Tender
12/1/26)  5,700 5,642
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  1,615 1,599
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  14,450 15,050
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51 (Tender
12/1/31)  10,000 9,732
40,120
ALASKA 0.3%
Alaska HFC, State Capital Project, Series A, 4.00%, 6/1/26  1,375 1,402
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/26  900 948
Alaska HFC, State Capital Project, Series A, 5.00%, 6/1/27  750 798
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/27  930 998
4,146
ARIZONA 0.9%
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27) (1) 3,150 3,252
Maricopa County IDA, Banner Health Group, Series C, FRN, 100%
of MUNIPSA + 0.57%, 3.87%, 1/1/35 (Tender 10/18/24)  6,740 6,726
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/24 (1) 1,000 1,008
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/25 (1) 1,250 1,278
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/27  1,500 1,601
13,865
CALIFORNIA 5.5%
California, GO, 5.00%, 9/1/25  11,720 12,124
California, GO, 5.00%, 9/1/25  5,775 5,974
California, GO, 5.00%, 9/1/26  11,750 12,453
California, GO, 5.00%, 4/1/27  2,030 2,181
California, GO, 5.00%, 8/1/27  1,050 1,110
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/25  1,600 1,642
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/26  1,000 1,048
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/27  275 294
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.00%, 12/1/50 (Tender 6/1/26)  1,175 1,144

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Series D, FRN,
100% of MUNIPSA + 0.35%, 3.65%, 8/1/47 (Tender 8/1/24)  2,025 2,010
California Statewide CDA, Kaiser Permanente Revenue Bonds,
Series C-1, VRDN, 5.00%, 4/1/46 (Tender 11/1/29)  4,015 4,442
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/24  600 601
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/25  1,025 1,036
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/26  1,125 1,149
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/25 (2) 4,120 4,243
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/26 (1) 2,385 2,468
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29 (1) 4,000 4,318
Los Angeles Dept. of Water & Power, Series E, 5.00%, 7/1/26  1,000 1,058
Los Angeles Dept. of Water & Power, Series E, 5.00%, 7/1/27  750 813
Los Angeles Wastewater System Revenue, Series C, 5.00%,
6/1/28  4,000 4,421
Metropolitan Water Dist. of Southern California, Series A, 5.00%,
10/1/26  1,300 1,387
Metropolitan Water Dist. of Southern California, Series A, 5.00%,
10/1/27  1,000 1,093
Metropolitan Water Dist. of Southern California, Series A, 5.00%,
10/1/28  2,500 2,790
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.51%, 7/1/27  2,645 2,609
Port of Oakland, Series H, 5.00%, 5/1/24 (1)(2) 225 227
Sacramento Municipal Utility Dist., Series J, 5.00%, 8/15/26  2,700 2,872
Sacramento Municipal Utility Dist., Series J, 5.00%, 8/15/27  830 904
San Francisco City & County Airport Commission, San Francisco
International Airport, Series C, 5.00%, 5/1/28 (1) 9,250 9,832
86,243
COLORADO 4.8%
Colorado, Series A, COP, 5.00%, 12/15/27  3,000 3,252
Colorado, Series A, COP, 5.00%, 12/15/28  9,205 10,161
Colorado HFA, Adventhealth Obligated, Series 2023A-1, VRDN,
5.00%, 11/15/58 (Tender 11/15/28)  1,550 1,670
Colorado HFA, Adventist Health System, Series 2018B, VRDN,
5.00%, 11/15/48 (Tender 11/20/25)  4,600 4,732
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/24  630 630
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/25  600 599
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  550 549
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)  2,450 2,480
Colorado HFA, Commonspirit Health, Series B-2, VRDN, 5.00%,
8/1/49 (Tender 8/1/26)  8,855 9,101
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/25  2,150 2,216

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,080 2,216
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/29 (1) 5,660 5,966
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/30 (1) 1,000 1,052
Denver City & County Airport System Revenue, Series 2018A,
5.00%, 11/15/29 (1) 5,000 5,424
Denver City & County Airport System Revenue, Series 2022A,
5.00%, 11/15/30 (1) 5,000 5,483
Denver City & County Airport System Revenue, Series A, 5.00%,
12/1/29 (1) 4,265 4,553
Denver City & County Airport System Revenue, Series B, 4.00%,
11/15/31  2,970 2,971
Denver City & County Airport System Revenue, Series B, 5.00%,
11/15/29 (1) 2,000 2,159
E-470 Public Highway Auth., Capital Appreciation, Series B, Zero
Coupon, 9/1/29 (3) 2,500 2,059
E-470 Public Toll Highway, Series A, 5.00%, 9/1/26  1,250 1,317
E-470 Public Toll Highway, Series B, FRN, 67% of SOFR + 0.35%,
3.914%, 9/1/39 (Tender 9/1/24)  2,750 2,741
Regional Transportation Dist. Sales Tax Revenue, Series B, 5.00%,
11/1/33  2,000 2,143
Regional Transportation Dist. Sales Tax Revenue, Fastracks
Project, Series A, 5.00%, 11/1/27  2,500 2,713
76,187
CONNECTICUT 2.1%
Connecticut, Series A, GO, 5.00%, 4/15/29  3,000 3,207
Connecticut, Series D, GO, 5.00%, 9/15/26  1,775 1,879
Connecticut, Series D, GO, 5.00%, 9/15/27  1,000 1,082
Connecticut, Series D, GO, 5.00%, 9/15/28  1,000 1,104
Connecticut, Series E, GO, 5.00%, 9/15/26  1,255 1,329
Connecticut, Series F, GO, 5.00%, 11/15/25  2,390 2,486
Connecticut Housing Fin. Auth., Series B-1, 2.95%, 11/15/31  5,510 5,182
Connecticut Special Tax Revenue, Special Tax Obligation Bonds,
Series A, 5.00%, 5/1/26  5,000 5,248
Connecticut State HEFA, 5.00%, 7/1/24  375 374
Connecticut State HEFA, Series 2015-A, VRDN, 0.375%, 7/1/35
(Tender 7/12/24)  3,475 3,395
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48 (Tender
2/10/26)  2,500 2,458
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26)  2,425 2,384
Univ. of Connecticut, Series A, 5.00%, 8/15/29  1,200 1,335
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/29  1,740 1,936
33,399

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
DISTRICT OF COLUMBIA 2.4%
Dist. of Columbia, Series D, GO, 5.00%, 6/1/26  3,500 3,685
Dist. of Columbia, Income Tax Revenue, Series A, 5.00%, 3/1/26  5,000 5,234
Dist. of Columbia, Income Tax Revenue, Series C, 5.00%, 12/1/26  5,250 5,594
Metropolitan Washington Airports Auth., Series 2018A, 5.00%,
10/1/24 (1) 1,975 1,994
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/28 (1) 3,000 3,215
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/25 (1) 5,000 5,119
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2021A, 5.00%, 10/1/26 (1) 4,705 4,895
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/27 (1) 7,000 7,399
Metropolitan Washington Airports Auth., Aviation Revenue,
Series B, 5.00%, 10/1/24  270 274
37,409
FLORIDA 7.2%
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/25  1,225 1,257
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/26  500 521
Alachua County HFA, Shands Teaching Hosp., VRDN, 5.00%,
12/1/37 (Tender 12/1/26)  6,300 6,511
Broward County Airport System, Series A, 5.00%, 10/1/24 (1) 1,250 1,262
Broward County Airport System, Series A, 5.00%, 10/1/25 (1) 2,065 2,112
Broward County Airport System, Series B, 5.00%, 10/1/24 (1) 1,400 1,413
Broward County Airport System, Series B, 5.00%, 10/1/25 (1) 1,500 1,534
Broward County Airport System, Series C, 5.00%, 10/1/25 (1) 1,235 1,263
Broward County Airport System, Series Q-1, 5.00%, 10/1/25  4,315 4,319
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/24  1,100 1,104
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  500 505
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/24  250 253
Duval County Public Schools, Series A, COP, 5.00%, 7/1/27 (4) 2,750 2,944
Florida DOT, Turnpike System, Series A, 4.00%, 7/1/30  4,000 4,014
Florida Lottery Revenue, Series 2016A, 5.00%, 7/1/27  3,696 3,878
Florida Lottery Revenue, Series 2019A, 5.00%, 7/1/27  4,745 5,105
Florida, Board of Ed., Capital Outlay, Series 2017B, GO, 5.00%,
6/1/25  7,340 7,558
Florida, Board of Ed., Capital Outlay, Series 2022B, GO, 5.00%,
6/1/25  3,000 3,089
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%, 6/1/27  10,000 10,775
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%, 6/1/30  6,180 6,610
Florida, Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/25  5,610 5,668
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/25  7,425 7,646
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/31  9,065 9,294

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/24  1,530 1,537
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,018
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,017
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/25 (5) 4,870 4,920
Orange County HFA, Series C, VRDN, 5.00%, 11/15/52 (Tender
11/15/26)  205 217
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/29  1,230 1,339
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/30  1,750 1,923
Orange County HFA, Unrefunded Balance, Series C, VRDN,
5.00%, 11/15/52 (Tender 11/15/26)  3,195 3,352
Orange County School Board, Series C, COP, 5.00%, 8/1/28  1,750 1,912
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/24  1,010 1,021
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/25  620 636
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26  600 626
Village Community Dev. Dist. No. 14, 4.00%, 5/1/27  2,510 2,498
112,651
GEORGIA 5.5%
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/25 (1) 2,635 2,697
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/26 (1) 5,095 5,278
Atlanta Water & Wastewater, 5.00%, 11/1/31  5,955 6,098
Atlanta Water & Wastewater, 5.00%, 11/1/32  2,020 2,068
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
2.15%, 10/1/32 (Tender 6/13/24)  7,775 7,660
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
3.50%, 11/1/52  125 125
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/24  650 653
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/25  350 357
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/24  85 85
Cobb County Kennestone Hosp. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/28  1,125 1,209
Cobb County Kennestone Hosp. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/29  1,110 1,208
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/24  500 502
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/25  400 408
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/25  245 249
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.00%, 2/15/24  750 753

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Georgia, Series C, GO, 4.00%, 7/1/25  5,000 5,085
Georgia Ports Auth., 5.00%, 7/1/26  750 790
Georgia Ports Auth., 5.00%, 7/1/27  1,125 1,212
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/24  4,535 4,548
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/25  4,760 4,798
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/25  500 509
Main Street Natural Gas, Series A, 5.00%, 5/15/24  500 501
Main Street Natural Gas, Series A, 5.00%, 5/15/27  2,500 2,561
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,890 4,017
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  14,275 14,203
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  6,985 6,970
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  6,865 6,812
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  2,525 2,477
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/42
(Prerefunded 7/1/25) (6) 2,000 2,062
85,895
HAWAII 0.2%
Hawaii, Series FG, GO, 5.00%, 10/1/30  2,560 2,697
2,697
ILLINOIS 4.7%
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/25 (1) 2,470 2,470
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/26
(Prerefunded 2/6/24) (6) 1,000 1,002
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (1) 6,000 6,043
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/26  2,020 2,042
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/29  1,565 1,615
Chicago Waterworks, 5.00%, 11/1/24  3,850 3,901
Chicago Waterworks, Series A-1, 5.00%, 11/1/24  460 466
Illinois, GO, 5.00%, 2/1/25  1,055 1,071
Illinois, GO, 5.00%, 1/1/28  2,010 2,052
Illinois, GO, 5.00%, 2/1/29  4,520 4,731
Illinois, Series A, GO, 5.00%, 3/1/24  995 998
Illinois, Series A, GO, 5.00%, 10/1/25  705 723
Illinois, Series A, GO, 5.00%, 11/1/25  4,130 4,239
Illinois, Series A, GO, 5.00%, 3/1/28  2,140 2,275
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,370
Illinois, Series B, GO, 5.00%, 9/1/25  5,620 5,754
Illinois, Series B, GO, 5.00%, 3/1/26  1,675 1,728

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois, Series B, GO, 5.00%, 5/1/28  2,200 2,344
Illinois, Series C, GO, 5.00%, 11/1/29  2,500 2,627
Illinois, Series D, GO, 5.00%, 7/1/25  4,920 5,027
Illinois, Series D, GO, 5.00%, 11/1/28  3,535 3,743
Illinois Fin. Auth., Series B-1, VRDN, 5.00%, 8/15/52 (Tender
8/15/25)  3,000 3,063
Illinois Fin. Auth., Healthcare System, Series B-1, VRDN, 5.00%,
5/15/50 (Tender 11/15/24)  4,925 4,941
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/24  1,000 1,011
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/25  1,250 1,288
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 3.22%, 7/15/55  500 500
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/25 (2) 1,140 1,171
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/26 (2) 1,320 1,384
73,579
INDIANA 0.1%
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/24  845 852
852
IOWA 0.9%
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  14,285 14,491
14,491
KENTUCKY 1.1%
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/24  575 576
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/25  610 617
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/26  550 562
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/24  1,115 1,116
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  1,400 1,407
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  2,585 2,617
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,305 11,156
18,051
LOUISIANA 0.6%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels LLC Project,
VRDN, 1.00%, 12/1/51 (Tender 12/1/24) (1) 2,775 2,670
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  1,750 1,750
Louisiana Offshore Terminal Auth., Loop Project, Series 2007A,
4.15%, 9/1/27 (7) 1,000 1,012

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Louisiana Offshore Terminal Auth., Loop Project, Series A, VRDN,
4.20%, 9/1/33 (Tender 9/1/28) (7) 1,600 1,624
New Orleans Aviation Board, Series B, 5.00%, 1/1/24 (1) 225 225
New Orleans Aviation Board, Series B, 5.00%, 1/1/25 (1) 250 253
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  2,000 1,965
9,499
MARYLAND 7.7%
Anne Arundel County, GO, 5.00%, 4/1/27  1,895 2,035
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/25  3,330 3,418
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/27  3,245 3,485
Baltimore City, Convention Center Hotel, 5.00%, 9/1/24  1,950 1,946
Baltimore City, Convention Center Hotel, 5.00%, 9/1/25  2,040 2,040
Baltimore County, Series B, GO, 5.00%, 8/1/27  5,675 5,744
Frederick County, Series A, 5.00%, 7/1/24  1,000 1,008
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  4,310 4,316
Harford County, GO, 5.00%, 10/1/27  2,500 2,715
Harford County, Series B, GO, 5.00%, 7/1/26  2,000 2,110
Maryland, GO, 5.00%, 8/1/31  5,000 5,498
Maryland, Series 2017A, GO, 5.00%, 3/15/26  4,155 4,354
Maryland, Series 2020A, GO, 5.00%, 3/15/26  5,000 5,239
Maryland, Series A, GO, 5.00%, 8/1/27  5,000 5,409
Maryland DOT, 4.00%, 11/1/29  1,235 1,238
Maryland Economic Dev., Constellation Energy Group, Series B,
VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  2,725 2,751
Maryland HHEFA, 5.00%, 7/1/24  400 403
Maryland HHEFA, Adventist Healthcare, Series A, 5.25%, 1/1/25  1,000 1,011
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/26  1,280 1,319
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/27  2,500 2,622
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25  2,000 2,041
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/25  665 679
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,297
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  3,435 3,489
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  12,315 12,929
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (2) 795 802
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24) (6) 1,535 1,551
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/34 (Prerefunded 5/1/26) (6) 5,000 5,259

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/35 (Prerefunded 5/1/26) (6) 2,585 2,719
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (6) 4,000 4,207
Maryland Transportation Auth., Passenger Facility Charge
Revenue, Series 2019, 5.00%, 6/1/25 (1) 3,400 3,453
Montgomery County, Series A, GO, 5.00%, 8/1/29  1,415 1,589
Montgomery County, Series C, GO, 5.00%, 10/1/24  4,285 4,353
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/25  7,000 7,234
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/27  4,810 5,204
Prince George's County, Series A, GO, 5.00%, 8/1/26  1,320 1,396
Univ. System of Maryland, Series A, 5.00%, 4/1/26  3,000 3,146
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  635 632
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  665 653
121,294
MASSACHUSETTS 1.0%
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/24 (1) 2,000 2,014
Massachusetts State College Building Auth., Series A, 5.00%,
5/1/38 (Prerefunded 5/1/25) (6) 6,450 6,626
Massachusetts State College Building Auth., Series D, 5.00%,
5/1/39 (Prerefunded 5/1/25) (6) 7,575 7,782
16,422
MICHIGAN 2.3%
Detroit City School Dist., Series C, GO, 5.25%, 5/1/25 (8) 3,615 3,683
Detroit Downtown Dev. Auth., Series A, 5.00%, 7/1/24 (4) 975 984
Great Lakes Water Auth., Water Supply System, Series A, 5.00%,
7/1/25  1,500 1,543
Great Lakes Water Auth., Water Supply System, Series D, 5.00%,
7/1/31  1,000 1,037
Great Lakes Water Auth., Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/27  5,800 6,079
Michigan Fin. Auth., Great Lakes Water Auth., Senior Lien,
Series C-3, 5.00%, 7/1/29 (4) 2,500 2,515
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28  3,980 4,128
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-2, 5.00%,
7/1/27 (4) 2,850 2,870
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-4, 5.00%,
7/1/29  1,500 1,509
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/23  585 585
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/24  995 1,011

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan, City of Detroit, GO, 5.00%, 4/1/24  900 902
Michigan, City of Detroit, GO, 5.00%, 4/1/25  860 868
Wayne County Airport Auth., Series A, 5.00%, 12/1/23  430 430
Wayne County Airport Auth., Series A, 5.00%, 12/1/24  780 793
Wayne County Airport Auth., Series B, 5.00%, 12/1/24 (1) 2,385 2,412
Wayne County Airport Auth., Series B, 5.00%, 12/1/25 (1) 2,405 2,461
Wayne County Airport Auth., Series F, 5.00%, 12/1/31 (1) 1,330 1,341
Wayne County Airport Auth., Series G, 5.00%, 12/1/27  425 436
35,587
MINNESOTA 1.2%
Minnesota, Series A, GO, 5.00%, 8/1/26  5,320 5,623
Minnesota, Series D, GO, 5.00%, 8/1/25  5,000 5,164
Minnesota, Series D, GO, 5.00%, 8/1/27  7,875 8,155
18,942
MISSOURI 0.8%
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25 (1) 1,500 1,522
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25  1,050 1,071
Missouri HEFA, SSM Health Care, Series C, VRDN, 5.00%, 5/1/52
(Tender 5/1/28)  8,000 8,564
Saint Louis Airport, Series B, 5.00%, 7/1/24 (1)(4) 840 845
Saint Louis Airport, Series B, 5.00%, 7/1/25 (1)(4) 375 381
12,383
NEBRASKA 0.1%
Central Plains Energy, 4.00%, 8/1/25  1,550 1,558
1,558
NEVADA 0.4%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (1) 3,000 3,149
Clark County School Dist., Series A, GO, 3.00%, 6/15/25 (4) 650 649
Clark County School Dist., Series A, GO, 5.00%, 6/15/26 (4) 500 524
Nevada Housing Division, VRDN, 5.00%, 12/1/25 (Tender
12/1/24)  1,800 1,818
6,140
NEW JERSEY 3.5%
New Jersey Economic Dev. Auth., Series SSS, 5.00%, 6/15/26 (7) 2,000 2,054
New Jersey Economic Dev. Auth., Transit Transportation Project,
Series A, 5.00%, 11/1/29  5,065 5,610
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/25  1,405 1,407
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/25 (Prerefunded
1/1/24) (6) 95 95
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/24  3,085 3,112
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/30  2,210 2,302

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/26  825 864
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/27  1,500 1,601
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  3,000 3,248
New Jersey Transportation Trust Fund Auth., Transportation
System, 5.00%, 6/15/29  1,565 1,703
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/26  1,410 1,491
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2019A, 5.00%, 12/15/26  2,525 2,669
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/24  1,975 2,007
New Jersey Transportation Trust Fund Auth., Transportation
System, Series D, 5.00%, 12/15/24  1,125 1,144
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  590 594
New Jersey Turnpike Auth., Series D, 5.00%, 1/1/28  5,000 5,221
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  6,505 6,694
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/27  6,750 7,224
Tobacco Settlement Fin., Series A, 5.00%, 6/1/24  1,000 1,006
Tobacco Settlement Fin., Series A, 5.00%, 6/1/26  4,055 4,167
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28  1,535 1,615
55,828
NEW YORK 5.9%
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/24  3,000 3,014
Dormitory Auth. of the State of New York, Series A, 4.00%,
10/1/24 (4) 3,260 3,283
Dormitory Auth. of the State of New York, Bidding Group, Series C,
5.00%, 3/15/24 (2) 5 5
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/28 (Prerefunded
8/15/27) (6) 7,350 7,930
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/29  9,855 10,518
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/28  6,985 7,472
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51 (Tender
9/1/26)  1,250 1,169
New York City, Series 1, GO, 5.00%, 8/1/25  5,400 5,582
New York City, Series C, GO, 5.00%, 8/1/27  5,000 5,393
New York City, Series F-1, GO, 5.00%, 8/1/28  1,000 1,102

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  1,000 990
New York City IDA, Series A, 5.00%, 1/1/25 (4) 2,000 2,035
New York City IDA, Yankee Stadium Project, 5.00%, 3/1/28 (4) 1,315 1,407
New York City Transitional Fin. Auth., Future Tax Secured,
Series A-1, 5.00%, 11/1/26  1,170 1,244
New York City Transitional Fin. Auth., Future Tax Secured,
Series D, 5.00%, 11/1/27  4,130 4,488
New York State Housing Fin. Agency, Sustainability Bonds, VRDN,
3.80%, 11/1/62 (Tender 5/1/29)  5,000 5,002
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1) 1,270 1,270
New York Transportation Dev., Delta Air Lines LaGuardia Airport,
5.00%, 1/1/27 (1) 7,000 7,053
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/23  1,000 1,000
Port Auth. of New York & New Jersey, Series 178, 5.00%, 12/1/25
(Prerefunded 12/14/23) (1)(6) 5,000 5,002
Port Auth. of New York & New Jersey, Series 185, 5.00%,
9/1/25 (1) 2,000 2,023
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (1) 5,510 5,727
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (1) 7,300 7,695
Triborough Bridge & Tunnel Auth., Series A, BAN, 5.00%, 8/15/24  2,425 2,455
92,859
NORTH CAROLINA 4.4%
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/28  650 713
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/29  800 892
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/30  850 959
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/49
(Tender 12/1/31)  6,565 7,392
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/50
(Tender 12/1/28)  2,500 2,717
Charlotte-Mecklenburg Hosp. Auth., Series B, VRDN, 3.25%,
1/15/38  300 300
Mecklenburg County, GO, 5.00%, 3/1/26  10,000 10,469
North Carolina Medical Care Commission, 4.00%, 3/1/24  220 219
North Carolina Medical Care Commission, 4.00%, 3/1/25  265 261
North Carolina Medical Care Commission, 5.00%, 3/1/26  490 485
North Carolina Medical Care Commission, 5.00%, 3/1/27  290 286
North Carolina Medical Care Commission, Caromont Health,
Series B, VRDN, 5.00%, 2/1/51 (Tender 2/1/26)  11,050 11,420

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Retirement Fac. First
Meeting, 4.00%, 1/1/25  250 246
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/24  180 180
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  125 125
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/28 (Prerefunded 6/1/25) (6) 1,575 1,622
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/23  2,000 2,000
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/27  1,125 1,128
Raleigh City, Combined Enterprise System Revenue, Series 2023,
5.00%, 9/1/25  750 776
Raleigh City, Combined Enterprise System Revenue, Series 2023,
5.00%, 9/1/26  950 1,006
Raleigh City, Combined Enterprise System Revenue, Series 2023,
5.00%, 9/1/27  630 683
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/27 (1) 1,400 1,470
Wake County, 5.00%, 3/1/27  2,355 2,519
Wake County, Series 2021, GO, 5.00%, 4/1/29  5,000 5,584
Wake County, Series C, GO, 5.00%, 3/1/25  15,760 16,145
69,597
OHIO 1.3%
Cleveland Airport System, Series B, 5.00%, 1/1/24 (1) 1,200 1,201
Columbus, Series 2, GO, 5.00%, 8/15/26  945 1,000
Columbus, Series A, GO, 5.00%, 8/15/27  1,000 1,082
Columbus, Series B, GO, 5.00%, 8/15/27  1,640 1,774
Columbus, Series B, GO, 5.00%, 8/15/28  2,390 2,645
Hamilton County, Life Enriching Community, 5.00%, 1/1/24  150 150
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  200 200
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  150 151
Ohio Hosp. Fac., Cleveland Clinic Health, Series C, VRDN, 2.75%,
1/1/52 (Tender 5/1/28)  1,500 1,469
Ohio Water Dev. Auth. Water Pollution Control Loan Fund,
Series A, 5.00%, 6/1/26  7,000 7,370
Ohio Water Dev. Auth. Water Pollution Control Loan Fund,
Series A, 5.00%, 6/1/27  3,000 3,226
20,268
OKLAHOMA 0.2%
Oklahoma Turnpike Auth., Series D, 5.00%, 1/1/27  3,310 3,524
3,524
OREGON 1.0%
Oregon, Series A, GO, 5.00%, 5/1/25  1,500 1,543
Oregon, Series A, GO, 5.00%, 5/1/26  1,625 1,708

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Oregon, Series A, GO, 5.00%, 5/1/27  2,000 2,150
Oregon, Series D, GO, 5.00%, 6/1/26  1,215 1,280
Oregon, Series D, GO, 5.00%, 6/1/27  2,650 2,854
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/29 (1) 6,455 6,940
16,475
PENNSYLVANIA 2.6%
Allegheny County Airport Auth., Series A, 5.00%, 1/1/29 (1)(4) 1,400 1,495
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/24  200 201
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/25  500 506
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/26  550 563
Bucks County IDA, 5.00%, 7/1/25  350 346
Bucks County IDA, 5.00%, 7/1/26  450 441
Bucks County IDA, 5.00%, 7/1/27  475 464
Butler County Hosp. Auth., 5.00%, 7/1/24  2,300 2,297
Butler County Hosp. Auth., 5.00%, 7/1/25  705 703
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/24  2,280 2,295
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/24  1,700 1,714
Northampton County General Purpose Auth., Saint Luke's Health
Univ., FRN, 70% of 1M USD LIBOR + 1.04%, 4.844%, 8/15/48
(Tender 8/15/24)  4,900 4,900
Pennsylvania, GO, 5.00%, 9/15/25 (4) 715 741
Pennsylvania, GO, 5.00%, 2/1/26  4,575 4,783
Philadelphia Airport, Series A, 5.00%, 7/1/26  1,160 1,214
Philadelphia Airport, Series A, 5.00%, 7/1/27  2,000 2,134
Philadelphia Airport, Series C, 5.00%, 7/1/25 (1) 8,065 8,225
Philadelphia Airport, Series C, 5.00%, 7/1/26 (1) 1,080 1,114
Philadelphia Airport, Series C, 5.00%, 7/1/27 (1) 1,135 1,187
Southcentral Pennsylvania General Auth., Wellspan Health,
Series E, VRDN, 3.30%, 6/1/35  100 100
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/25  2,290 2,351
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (4) 2,500 2,610
40,384
PUERTO RICO 5.5%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (9) 6,800 6,882
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (9) 5,000 5,056
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24 (9) 2,075 2,080
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (9) 1,250 1,265

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  19,435 20,292
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  11,740 12,409
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  5,581 6,002
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control Fac.
Fin. Auth., 5.00%, 7/1/27  450 470
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control Fac.
Fin. Auth., 5.00%, 7/1/29  850 905
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  13,854 13,738
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  9,628 8,304
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  9,535 6,867
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  4,000 2,617
86,887
RHODE ISLAND 0.1%
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  1,290 1,291
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  415 416
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  450 451
2,158
SOUTH CAROLINA 1.5%
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  10,010 10,257
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/30  1,140 1,197
South Carolina Ports Auth., 5.00%, 7/1/24 (1) 850 856
South Carolina Ports Auth., 5.00%, 7/1/25 (1) 1,190 1,214
South Carolina Ports Auth., 5.25%, 7/1/55 (Prerefunded
7/1/25) (1)(6) 3,240 3,317
South Carolina Public Service Auth., Series A, 5.00%, 12/1/28  4,700 4,776
Spartanburg Regional Health Services Dist., 5.00%, 4/15/29  1,700 1,833
23,450
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29  1,000 1,033
1,033
TENNESSEE 1.2%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/29  1,525 1,614

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville & Davidson County, GO, 5.00%,
7/1/24  3,000 3,033
Metropolitan Gov't. of Nashville & Davidson County Health & Ed.
Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,755 7,417
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/27 (1) 690 724
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (1) 1,000 1,064
Tennergy, Series A, VRDN, 5.00%, 2/1/50 (Tender 10/1/24)  5,000 5,028
Tennessee Energy Acquisition, Goldman Sachs, Series C, 5.00%,
2/1/24  175 175
19,055
TEXAS 8.8%
Austin Airport System, 5.00%, 11/15/27 (1) 1,780 1,791
Austin Airport System, Series A, 5.00%, 11/15/26  545 578
Austin Airport System, Series B, 5.00%, 11/15/29 (1) 1,200 1,231
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/26  1,505 1,520
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,655 1,686
Austin Water & Wastewater System, 5.00%, 11/15/32  2,095 2,195
Central Texas Regional Mobility Auth., 5.00%, 1/1/24  1,025 1,026
Central Texas Regional Mobility Auth., 5.00%, 1/1/25  1,195 1,213
Central Texas Regional Mobility Auth., 5.00%, 1/1/26  1,620 1,667
Central Texas Regional Mobility Auth., 5.00%, 1/1/28  1,700 1,752
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/40
(Prerefunded 7/1/25) (6) 4,490 4,625
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/45
(Prerefunded 7/1/25) (6) 1,475 1,519
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27  15,280 15,747
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%, 8/15/24  3,120 3,114
Dallas, GO, 5.00%, 2/15/25  5,000 5,111
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/28  1,000 1,103
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/27  2,000 2,021
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/28  2,000 2,020
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 6/1/32 (Tender 12/1/26)  11,665 12,220
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  1,880 1,905
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/26)  1,500 1,571
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,206
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
VRDN, 5.00%, 10/1/41 (Tender 10/1/24)  4,000 4,043
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  2,305 2,424

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Harris County Health Fac. Dev., Methodist Hosp. System,
Series A-2, VRDN, 3.20%, 12/1/41  15 15
Houston Airport System, Series A, 5.00%, 7/1/25 (1) 1,250 1,274
Houston Airport System, Series A, 5.00%, 7/1/26 (1) 1,250 1,292
Houston Airport System Revenue, Series A, 5.00%, 7/1/29 (1) 2,130 2,291
Houston Combined Utility System Revenue, Series A, Zero
Coupon, 12/1/25 (2)(4) 6,000 5,620
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1) 855 855
Lower Colorado River Auth., 5.00%, 5/15/24  120 121
Lower Colorado River Auth., Series A, 5.00%, 5/15/24  1,045 1,053
Lower Colorado River Auth., Series A, 5.00%, 5/15/27 (4) 2,000 2,141
Lower Colorado River Auth., Series A, 5.00%, 5/15/28 (4) 1,500 1,633
Lower Colorado River Auth., Transmission Services, 5.00%,
5/15/24  280 282
Lower Colorado River Auth., Transmission Services, 5.00%,
5/15/25  1,010 1,038
North Texas Tollway Auth., Series A, 5.00%, 1/1/28  460 468
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/25  1,140 1,143
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/26  1,800 1,870
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  1,000 1,061
North Texas Tollway Auth., Unrefunded Balance, Series A, 5.00%,
1/1/24  1,130 1,131
Port Beaumont Navigation Dist., 1.875%, 1/1/26 (1)(9) 500 462
Tarrant County Cultural Ed. Fac. Fin., Series E, VRDN, 5.00%,
11/15/52 (Tender 5/15/26)  3,200 3,310
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  9,725 10,047
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  2,500 2,556
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/23  2,125 2,125
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  4,285 4,402
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28  1,370 1,412
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  5,100 5,262
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/34  6,150 6,527
Texas Water Financial Assistance, Economically Distressed Areas
Program, Series C, GO, 5.00%, 8/1/28  3,345 3,674
138,353
UTAH 1.9%
Intermountain Power Agency, Series A, 5.00%, 7/1/26  2,000 2,105
Intermountain Power Agency, Series A, 5.00%, 7/1/27  2,000 2,151
Intermountain Power Agency, Series A, 5.00%, 7/1/28  2,250 2,469
Murray City, IHC Health Services, Series B, VRDN, 3.20%, 5/15/37  4,300 4,300
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/27 (1) 2,030 2,128
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/26 (1) 3,960 4,086

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/27 (1) 5,080 5,324
Salt Lake City Airport, Series A, 5.00%, 7/1/26 (1) 1,155 1,192
Salt Lake City Airport, Series A, 5.00%, 7/1/29 (1) 2,000 2,147
Univ. of Utah, Green Bond, Series B, 5.00%, 8/1/26  1,450 1,534
Univ. of Utah, Green Bond, Series B, 5.00%, 8/1/27  1,000 1,083
Vineyard Redev. Agency, 5.00%, 5/1/27 (4) 615 654
29,173
VIRGINIA 5.2%
Arlington County IDA, Park Shirlington Apartments, Series A,
5.00%, 1/1/26  2,325 2,388
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/24  1,600 1,612
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/28  880 946
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,437
Fairfax County IDA, Inova Health System, 5.00%, 5/15/27  2,500 2,677
Fairfax County IDA, Inova Health System, 5.00%, 5/15/32  5,000 5,803
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  5,000 5,499
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,750 1,760
Greater Richmond Convention Center Auth., 5.00%, 6/15/24  225 227
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/34 (Prerefunded 8/1/26) (6) 4,335 4,566
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/26 (2) 4,850 5,080
Loudoun County, Series B, GO, 5.00%, 12/1/26  3,215 3,424
Louisa IDA, Series A, VRDN, 3.65%, 11/1/35 (Tender 10/1/27)  2,000 1,989
Virginia College Building Auth., 4.00%, 2/1/29  6,065 6,267
Virginia College Building Auth., Series A, 5.00%, 2/1/26  7,015 7,326
Virginia College Building Auth., Series A, 5.00%, 2/1/27  5,000 5,342
Virginia College Building Auth., Series A, 5.00%, 2/1/28  3,020 3,297
Virginia Public Building Auth., Series A-1, 5.00%, 8/1/27  3,000 3,243
Virginia Public Building Auth., Series B, 5.00%, 8/1/25  1,325 1,369
Virginia Public School Auth., Series A, 5.00%, 8/1/25  4,625 4,778
Virginia Public School Auth., Series A, 5.00%, 8/1/26  4,845 5,120
Virginia Small Business Fin. Auth., Senior Lien, 4.00%, 1/1/30 (1) 3,250 3,241
81,391
WASHINGTON 2.9%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/35 (Prerefunded 11/1/25) (6) 13,250 13,743
Central Puget Sound Regional Transit Auth., Green Bond,
Series S-1, 4.00%, 11/1/33 (Prerefunded 11/1/25) (6) 2,000 2,038
Energy Northwest, Series A, 5.00%, 7/1/27  5,120 5,388
Energy Northwest, Series A, 5.00%, 7/1/28  2,900 3,191
King County, Series A, GO, 5.00%, 12/1/25  3,605 3,752

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Port of Seattle, Series C, 5.00%, 8/1/28 (1) 3,000 3,188
Washington, Series A-1, GO, 5.00%, 8/1/27  4,130 4,260
Washington, Series D, GO, 5.00%, 2/1/32  5,000 5,286
Washington, Series R, GO, 4.00%, 7/1/26  5,000 5,138
45,984
WISCONSIN 0.3%
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-4, VRDN, 5.00%, 8/15/54 (Tender 1/29/25)  5,400 5,483
5,483
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS 0.0%
T. Rowe Price Government Reserve Fund, 5.42% (10)(11) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities 98.8%
(Cost $1,567,995) $ 1,553,313
Other Assets Less Liabilities 1.2% 18,422
Net Assets 100.0% $ 1,571,735
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Escrowed to maturity
(3) Insured by National Public Finance Guarantee Corporation
(4) Insured by Assured Guaranty Municipal Corporation
(5) Insured by Build America Mutual Assurance Company
(6) Prerefunded date is used in determining portfolio maturity.
(7) When-issued security
(8) Insured by Financial Guaranty Insurance Company
(9) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$15,745 and represents 1.0% of net assets.
(10) Seven-day yield
(11) Affiliated Companies

T. ROWE PRICE Tax-Free Short-Intermediate Fund

1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFC Housing Finance Corporation
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
02/28/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 1  ¤  ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Tax-Free Short-Intermediate Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,553,312 $ — $ 1,553,312
Short-Term Investments 1 — — 1
Total $ 1 $ 1,553,312 $ — $ 1,553,313

T. ROWE PRICE Tax-Free Short-Intermediate Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F56-054Q3 11/23